Superannuation commitments - Expense recognised (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Superannuation commitments
Current service cost	$ 40	$ 45	$ 44
Net interest cost on net benefit liability	11	12	8
Total defined benefit expense	51	57	$ 52
Parent Entity
Superannuation commitments
Current service cost	40	44
Net interest cost on net benefit liability	11	12
Total defined benefit expense	$ 51	$ 56